Parent Company Financial Data - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net Income	$ 3,087	$ 2,477	$ 1,611	$ 2,211	$ 2,007
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities	6,727	3,998	5,753
Increase in other assets	421	(422)	(602)
Increase in other liabilities	(6)	397	1,129
Cash flows from financing activities
Increase (decrease) in long-term debt	9,992	440
Repurchase of common stock, net	(850)	(747)	(391)
Cash paid for fractional shares	(7)	(8)	(6)
Net cash provided by financing activities	17,010	52,891	24,998
Increase in cash and cash equivalents	37,264	47,531	24,435
Cash and cash equivalents, beginning of year	117,934	70,403	45,968
Cash and cash equivalents, end of year	155,198	117,934	70,403	45,968
Number of Common Shares Issued [Member]
Cash flows from operating activities
Net Income	3,087	2,477	1,611
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities	1,974	473	1,009
Equity in undistributed (earnings) loss of subsidiaries	(1,206)	(2,026)	(745)
Increase in other assets	(435)	(198)	(124)
Increase in other liabilities	528	220	267
Cash flows from financing activities
Decrease in master notes	(564)	(562)	(410)
Decrease in short-term debt			(500)
Increase (decrease) in long-term debt	(440)	440
Net increase in subordinated debentures	458
Net increase in investment in subsidiaries		(250)
Net proceeds from issuance of common stock - stock options		65
Repurchase of common stock, net	(850)	(747)	(391)
Cash paid for fractional shares	(7)	(7)	(7)
Other, net	1
Net cash provided by financing activities	(1,402)	(1,061)	(1,308)
Increase in cash and cash equivalents	572	(588)	(299)
Cash and cash equivalents, beginning of year	1,543	2,131	2,430
Cash and cash equivalents, end of year	$ 2,115	$ 1,543	$ 2,131	$ 2,430